UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-10325

VANECK VECTORS ETF TRUST

(Exact name of registrant as specified in its charter)

666 Third Avenue, New York, N.Y.	10017
(Address of principal executive offices)	(Zip code)

Van Eck Associates Corporation

VanEck Vectors ETF Trust

666 Third Avenue

New York, N.Y. 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: November 30

Date of reporting period: February 28, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1 -5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

High Income MLP ETF

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Number of Shares		Value
MASTER LIMITED PARTNERSHIPS — 96.6%
Energy — 73.5%
76,542	Alliance Holdings GP LP	$1,949,525
148,337	Alliance Resource Partners LP	2,640,399
121,671	Archrock Partners LP	1,608,491
122,521	Black Stone Minerals LP	2,100,010
85,013	CrossAmerica Partners LP	1,998,656
194,405	Dynagas LNG Partners LP	1,975,155
108,115	Enviva Partners LP	2,897,482
133,472	GasLog Partners LP	3,136,592
109,631	Global Partners LP	1,792,467
142,593	Golar LNG Partners LP	2,636,545
141,625	KNOT Offshore Partners LP	2,818,337
55,103	Natural Resource Partners LP	1,578,701
143,574	NGL Energy Partners LP	1,758,781
83,363	Sprague Resources LP	1,979,871
134,044	Sunoco LP	3,876,552
180,399	Teekay LNG Partners LP	3,337,381
605,400	Teekay Offshore Partners LP	1,519,554
186,861	USA Compression Partners LP	3,322,388
		42,926,887
Materials — 9.9%
209,359	SunCoke Energy Partners LP	3,894,077
83,363	Westlake Chemical Partners LP	1,879,836
		5,773,913
Utilities — 13.2%
69,246	AmeriGas Partners LP	2,904,177
491,353	Ferrellgas Partners LP	1,906,450
126,308	Suburban Propane Partners LP	2,917,715
		7,728,342
Total Master Limited Partnerships (Cost $50,720,628)		56,429,142
COMMON STOCK — 3.3%
Energy — 3.3%
110,205	Hoegh LNG Partners LP	1,917,567
Total Common Stock (Cost $2,011,954)		1,917,567
Total Investments - 99.9% (Cost $52,732,582)		58,346,709
Other Assets in Excess of Liabilities: 0.1%		73,242
NET ASSETS: 100.0%		$58,419,951

GP - General Partner

LP - Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	76.9%	$44,844,454
Materials	9.9%	5,773,913
Utilities	13.2%	7,728,342
	100.0%	$58,346,709

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2018. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

High Income Infrastructure MLP ETF

SCHEDULE OF INVESTMENTS

February 28, 2018 (Unaudited)

Number of Shares		Value
MASTER LIMITED PARTNERSHIPS — 86.9%
Energy — 86.9%
18,519	Andeavor Logistics LP	$860,763
14,919	Buckeye Partners LP	668,371
45,563	CNX Midstream Partners LP	793,252
39,867	Crestwood Equity Partners LP	1,066,442
26,884	DCP Midstream LP	963,523
32,618	Dominion Energy Midstream Partners LP	821,974
57,474	Enbridge Energy Partners LP	719,000
54,795	Energy Transfer Equity LP	849,322
41,225	Energy Transfer Partners LP	750,707
54,013	EnLink Midstream Partners LP	788,590
12,935	EQT Midstream Partners LP	795,761
29,714	Genesis Energy LP	593,091
29,248	Holly Energy Partners LP	859,891
53,725	Martin Midstream Partners LP	741,405
19,332	NuStar Energy LP	424,144
19,002	Phillips 66 Partners LP	933,758
23,506	Spectra Energy Partners LP	923,551
43,776	Summit Midstream Partners LP	737,626
19,265	Tallgrass Energy Partners LP	738,813
21,555	Valero Energy Partners LP	830,514
16,220	Western Gas Partners LP	755,041
25,173	Williams Partners LP	912,270
Total Master Limited Partnerships (Cost $19,491,231)		17,527,809
COMMON STOCK — 10.7%
Energy — 10.7%
51,520	EnLink Midstream LLC	757,344
32,397	Plains GP Holdings LP, Cl A	673,857
36,466	Tallgrass Energy GP LP, Cl A	734,790
Total Common Stock (Cost $2,395,728)		2,165,991
Total Investments - 97.6% (Cost $21,886,959)		19,693,800
Other Assets in Excess of Liabilities: 2.4%		491,877
NET ASSETS: 100.0%		$20,185,677

Cl — Class

GP — General Partner

LLC — Limited Liability Company

LP — Limited Partner

Summary of Investments by Sector	% of Investments	Value
Energy	100.0%	$19,693,800

As of February 28, 2018, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance under U.S. GAAP.

There have been no transfers between levels during the period ended February 28, 2018. All transfers, if any, are recognized by the Fund at period end.

See Notes to Schedules of Investments

VanEck Vectors ETF Trust

NOTES TO SCHEDULES OF INVESTMENTS

February 28, 2018 (Unaudited)

Security Valuation — The Funds value their investments in securities and other assets and liabilities at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Short-term obligations with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value and are considered to be Level 1 in the fair value hierarchy. The Pricing Committee of VanEck Associates Corporation (the “Adviser”) provides oversight of the Funds’ valuation policies and procedures, which are approved by the Funds’ Board of Trustees. Among other things, these procedures allow the Funds to utilize independent pricing services, quotations from securities dealers, and other market sources to determine fair value. The Pricing Committee convenes regularly to review the fair value of financial instruments or other assets. If market quotations for a security or other asset are not readily available, or if the Adviser believes it does not otherwise reflect the fair value of a security or asset, the security or asset will be fair valued by the Pricing Committee in accordance with the Funds’ valuation policies and procedures. The Pricing Committee employs various methods for calibrating the valuation approaches utilized to determine fair value, including a regular review of key inputs and assumptions, periodic comparisons to valuations provided by other independent pricing services, transactional back-testing and disposition analysis.

Certain factors such as economic conditions, political events, market trends, the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as Level 2 or Level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented in the Schedules of Investments.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The fair value hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The transfers between levels of the fair value hierarchy assume the financial instruments were transferred at the beginning of the reporting period. The three levels of the fair value hierarchy are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of the inputs, the levels used to value the Funds’ investments, and transfers between levels are located in the Schedules of Investments. Additionally, tables that reconcile the valuation of the Funds’ Level 3 investments and that present additional information about valuation methodologies and unobservable inputs, if applicable, are located in the Schedules of Investments.

ITEM 2. Controls and Procedures

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240. 13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) VanEck Vectors ETF Trust

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, VanEck Vectors ETF Trust

Date: April 27, 2018

By John J. Crimmins, Treasurer & Chief Financial Officer, VanEck Vectors ETF Trust

Date: April 27, 2018